Condensed consolidated statements of operations - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Sales (including 3,950 and 4,212 of sales to related parties for the six months ended, June 30, 2025 and June 30, 2024, respectively)	$ 30,724	$ 32,531
Cost of sales (including purchases from related parties of 877 and 1,056 for the six months ended June 30, 2025 and June 30, 2024, respectively)	28,548	29,157
Gross margin	2,176	3,374
Selling, general and administrative expenses	1,277	1,256
Acquisition gain of Calvert (note 3)	1,858	0
Operating income	2,757	2,118
Income from investments in associates, joint ventures and other investments	346	423
Financing costs - net	2	(583)
Income before taxes	3,105	1,958
Income tax expense (note 8)	(454)	(472)
Net income (including non-controlling interests)	2,651	1,486
Net income attributable to:
Equity holders of the parent	2,598	1,442
Non-controlling interests	$ 53	$ 44
Earnings per common share (in U.S. dollar):
Basic (in USD per share)	$ 3.40	$ 1.80
Diluted (in USD per share)	$ 3.38	$ 1.79
Weighted average common shares outstanding (in millions):
Basic (in shares)	765	802
Diluted (in shares)	768	804